File Number: 002-62436
                                                 Filed Pursuant to Rule
                                               497(e) of the Securities
                                                            Act of 1933

                                                     September 12, 2008




  Supplement to the November 1, 2007 Class A, Class B and Class C Shares
                     Prospectus for Pioneer Bond Fund


Effective October 1, 2008, Pioneer has agreed contractually to limit ordinary operating expenses to the extent required to reduce fund expenses to 0.85% of the average daily net assets attributable to Class A Shares. The expense limit will be in effect through November 1, 2013.




                                                                   22387-00-0908
                                            2008 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC